Net Loss Per Share (Details) - Schedule of basic and diluted net loss - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class A Common Stock [Member]
Net Loss Per Share (Details) - Schedule of basic and diluted net loss [Line Items]
Allocation of undistributed earnings			$ (4,396)	$ (41)			$ (368)
Weighted average number of shares outstanding, basic	6,122	5,826	279	8	5,975	5,817	19
Basic net loss per share of Class A and Class B common stock	$ (1.84)	$ (4.68)	$ (15.76)	$ (5.17)	$ (7.9)	$ (6.47)	$ (19.06)
Class B Common Stock [Member]
Net Loss Per Share (Details) - Schedule of basic and diluted net loss [Line Items]
Allocation of undistributed earnings			$ (31,510)	$ (10,332)			$ (38,120)
Weighted average number of shares outstanding, basic			2,000	2,000			2,000	2,000
Basic net loss per share of Class A and Class B common stock			$ (15.76)	$ (5.17)			$ (19.06)	$ (4.33)